BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION
The exchange rates used for the translation of currencies

	2020	2019	2018
Average rates
Sterling	1.28	1.28	1.33
Euro	1.14	1.12	1.18
Swiss Franc	1.07	1.01	1.02
Year end rates
Sterling	1.37	1.32	1.28
Euro	1.23	1.12	1.14
Swiss Franc	1.14	1.04	1.02